Finance debt - Capital Management (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Net interest-bearing debt adjusted (ND)	$ 12,246	$ 16,287
Capital employed adjusted (CE)	$ 55,235	$ 56,172
Net debt to capital employed adjusted (ND)/(CE)	22.20%	29.00%
Statoil's Captive Insurance Company [Member]
Disclosure of transactions between related parties [line items]
Net interest-bearing debt adjusted (ND)	$ 1,261	$ 1,014
SDFI [Member]
Disclosure of transactions between related parties [line items]
Net interest-bearing debt adjusted (ND)	$ 146	$ 164